UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

DWS Money Market Series

A Series of DWS Money Market Trust

Investment Company Act file number 811-3495

DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

One Beacon Street

Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 12/31

Date of reporting period: 7/1/07-6/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03495
Reporting Period: 07/01/2007 - 06/30/2008
DWS Money Market Trust

========================= A    DWS MONEY MARKET SERIES =========================

DWS Money Market  Series,  a series of DWS Money Market Trust , is a feeder in a master/feeder  structure.  Accordingly,  DWS  Money  Market  Series  holds  only securities  of its master  fund,  Cash  Management  Portfolio.  Included in this filing is the proxy voting record for the Cash Management Portfolio.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06073
Reporting Period: 07/01/2007 - 06/30/2008
Cash Management Portfolio

======================= A      CASH MANAGEMENT PORTFOLIO =======================

NO PROXIES RECEIVED OR VOTED FOR THIS FUND

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS Money Market Trust

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/15/08

* Print the name and title of each signing officer under his or her signature.